WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited)	July 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 129.6%
COMMUNICATION SERVICES - 23.1%
Diversified Telecommunication Services - 4.9%
Altice Financing SA, Senior Secured Notes	5.000%	1/15/28	4,150,000	$3,664,782	(a)
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	1,600,000	1,400,536	(a)
Altice France Holding SA, Senior Notes	6.000%	2/15/28	2,570,000	1,991,069	(a)
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	5,820,000	5,513,926	(a)(b)
Altice France SA, Senior Secured Notes	5.125%	7/15/29	2,690,000	2,306,057	(a)(b)
Telecom Italia Capital SA, Senior Notes	6.000%	9/30/34	2,660,000	2,102,045	(b)
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	410,000	399,186	(a)(b)

Total Diversified Telecommunication Services				17,377,601

Entertainment - 0.4%
Netflix Inc., Senior Notes	6.375%	5/15/29	1,305,000	1,387,215	(b)

Interactive Media & Services - 0.4%
Match Group Holdings II LLC, Senior Notes	3.625%	10/1/31	1,500,000	1,283,452	(a)

Media - 10.9%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	1/15/34	22,810,000	18,898,541	(a)
Clear Channel Outdoor Holdings Inc., Senior Notes	7.750%	4/15/28	1,410,000	1,137,673	(a)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	5.875%	8/15/27	2,610,000	2,436,057	(a)(b)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	2,140,000	1,975,023
DISH DBS Corp., Senior Notes	7.750%	7/1/26	11,139,000	9,276,392	(b)
DISH DBS Corp., Senior Notes	5.125%	6/1/29	1,180,000	772,900
UPC Holding BV, Senior Secured Notes	5.500%	1/15/28	2,445,000	2,236,441	(a)
VZ Secured Financing BV, Senior Secured Notes	5.000%	1/15/32	1,820,000	1,625,815	(a)

Total Media				38,358,842

Wireless Telecommunication Services - 6.5%
CSC Holdings LLC, Senior Notes	5.750%	1/15/30	2,160,000	1,750,907	(a)
CSC Holdings LLC, Senior Notes	4.625%	12/1/30	8,920,000	6,799,671	(a)
CSC Holdings LLC, Senior Notes	5.000%	11/15/31	1,110,000	838,016	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	2,200,000	2,472,492	(b)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	5,170,000	6,704,327	(b)

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2022 Quarterly Report	1

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Wireless Telecommunication Services - continued
Sprint Corp., Senior Notes	7.875%	9/15/23	110,000		$114,194	(b)
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	4,700,000		4,259,046	(a)

Total Wireless Telecommunication Services					22,938,653

TOTAL COMMUNICATION SERVICES					81,345,763

CONSUMER DISCRETIONARY - 26.8%
Auto Components - 4.6%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	2,143,000		2,006,802	(a)(b)
Adient US LLC, Senior Secured Notes	9.000%	4/15/25	2,410,000		2,490,651	(a)
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	5,801,000		5,578,126	(b)
American Axle & Manufacturing Inc., Senior Notes	5.000%	10/1/29	1,170,000		1,025,405
JB Poindexter & Co. Inc., Senior Notes	7.125%	4/15/26	5,100,000		4,982,215	(a)(b)

Total Auto Components					16,083,199

Automobiles - 1.9%
Ford Motor Co., Senior Notes	9.000%	4/22/25	2,980,000		3,304,820	(b)
Ford Motor Co., Senior Notes	3.250%	2/12/32	1,890,000		1,580,966
Ford Motor Credit Co. LLC, Senior Notes	4.250%	9/20/22	1,300,000		1,303,668	(b)
General Motors Co., Senior Notes	6.125%	10/1/25	460,000		484,139

Total Automobiles					6,673,593

Diversified Consumer Services - 4.8%
APCOA Parking Holdings GmbH, Senior Secured Notes	4.625%	1/15/27	2,190,000	EUR	1,839,035	(c)
Carriage Services Inc., Senior Notes	4.250%	5/15/29	3,100,000		2,701,092	(a)
Prime Security Services Borrower LLC/Prime Finance Inc., Secured Notes	6.250%	1/15/28	1,500,000		1,378,665	(a)
Service Corp. International, Senior Notes	7.500%	4/1/27	2,090,000		2,234,586
StoneMor Inc., Senior Secured Notes	8.500%	5/15/29	6,440,000		5,651,357	(a)(b)
WW International Inc., Senior Secured Notes	4.500%	4/15/29	4,520,000		3,310,742	(a)

Total Diversified Consumer Services					17,115,477

Hotels, Restaurants & Leisure - 14.5%
888 Acquisitions Ltd., Senior Secured Notes	7.558%	7/15/27	1,160,000	EUR	1,049,401	(a)
Carnival Corp., Senior Notes	7.625%	3/1/26	4,220,000		3,641,607	(a)
Carnival Corp., Senior Notes	5.750%	3/1/27	3,400,000		2,734,875	(a)
Carnival Corp., Senior Notes	10.500%	6/1/30	700,000		624,578	(a)
Carrols Restaurant Group Inc., Senior Notes	5.875%	7/1/29	2,460,000		1,770,943	(a)
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	1,580,000		1,290,070	(a)

See Notes to Schedule of Investments.

2	Western Asset High Income Fund II Inc. 2022 Quarterly Report

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Hotels, Restaurants & Leisure - continued
IRB Holding Corp., Senior Secured Notes	7.000%	6/15/25	1,480,000		$1,515,513	(a)
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	600,000		583,076
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	5,100,000		4,561,380	(b)
Melco Resorts Finance Ltd., Senior Notes	5.750%	7/21/28	1,010,000		720,026	(a)
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	830,000		570,245	(a)
NCL Corp. Ltd., Senior Notes	3.625%	12/15/24	2,945,000		2,540,990	(a)
NCL Corp. Ltd., Senior Notes	5.875%	3/15/26	3,370,000		2,758,042	(a)
NCL Corp. Ltd., Senior Notes	7.750%	2/15/29	2,000,000		1,608,050	(a)
NCL Corp. Ltd., Senior Secured Notes	5.875%	2/15/27	430,000		396,247	(a)
NCL Finance Ltd., Senior Notes	6.125%	3/15/28	1,620,000		1,256,488	(a)
Royal Caribbean Cruises Ltd., Senior Notes	5.375%	7/15/27	4,720,000		3,669,965	(a)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	4/1/28	2,910,000		2,188,742	(a)
Saga PLC, Senior Notes	3.375%	5/12/24	1,165,000	GBP	1,263,953	(c)
Saga PLC, Senior Notes	5.500%	7/15/26	970,000	GBP	1,001,335	(c)
Sands China Ltd., Senior Notes	3.100%	3/8/29	2,900,000		2,309,386	(a)
Sands China Ltd., Senior Notes	4.875%	6/18/30	1,280,000		1,105,946
Viking Ocean Cruises Ship VII Ltd., Senior Secured Notes	5.625%	2/15/29	440,000		380,587	(a)
Wheel Bidco Ltd., Senior Secured Notes	6.750%	7/15/26	2,420,000	GBP	2,461,545	(a)
Wynn Macau Ltd., Senior Notes	4.875%	10/1/24	2,100,000		1,759,044	(a)
Wynn Macau Ltd., Senior Notes	5.500%	10/1/27	3,880,000		3,063,251	(a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	700,000		547,743	(a)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	500,000		383,760	(a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.750%	4/15/25	3,440,000		3,478,494	(a)(b)

Total Hotels, Restaurants & Leisure					51,235,282

Specialty Retail - 1.0%
Guitar Center Inc., Senior Secured Notes	8.500%	1/15/26	190,000		174,924	(a)
Michaels Cos. Inc., Senior Notes	7.875%	5/1/29	3,790,000		2,605,530	(a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	5.625%	12/1/25	600,000		599,937	(b)

Total Specialty Retail					3,380,391

TOTAL CONSUMER DISCRETIONARY					94,487,942

CONSUMER STAPLES - 2.1%
Food & Staples Retailing - 0.2%
Bellis Acquisition Co. PLC, Senior Secured Notes	3.250%	2/16/26	770,000	GBP	765,403	(c)

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2022 Quarterly Report	3

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Food Products - 1.5%
Bellis Finco PLC, Senior Notes	4.000%	2/16/27	1,000,000	GBP	$844,957	(a)
FAGE International SA/FAGE USA Dairy Industry Inc., Senior Notes	5.625%	8/15/26	2,500,000		2,227,010	(a)
Pilgrim’s Pride Corp., Senior Notes	5.875%	9/30/27	2,245,000		2,248,221	(a)(b)

Total Food Products					5,320,188

Household Products - 0.4%
Spectrum Brands Inc., Senior Notes	5.750%	7/15/25	1,330,000		1,325,373	(b)

TOTAL CONSUMER STAPLES					7,410,964

ENERGY - 24.6%
Energy Equipment & Services - 0.3%
Sunnova Energy Corp., Senior Notes	5.875%	9/1/26	1,243,000		1,169,943	(a)

Oil, Gas & Consumable Fuels - 24.3%
Apache Corp., Senior Notes	5.100%	9/1/40	1,800,000		1,605,033	(b)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.625%	12/15/25	190,000		189,745	(a)(b)
Chord Energy Corp., Senior Notes	6.375%	6/1/26	200,000		197,213	(a)
Continental Resources Inc., Senior Notes	3.800%	6/1/24	330,000		326,701	(b)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	240,000		231,606	(b)
Continental Resources Inc., Senior Notes	4.900%	6/1/44	1,320,000		1,067,392	(b)
Ecopetrol SA, Senior Notes	4.625%	11/2/31	2,120,000		1,748,809
Ecopetrol SA, Senior Notes	7.375%	9/18/43	1,200,000		1,075,809
Ecopetrol SA, Senior Notes	5.875%	5/28/45	5,640,000		4,286,569	(d)
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. USD LIBOR + 4.155%)	6.625%	2/15/28	4,081,000		3,117,886	(b)(e)(f)
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	900,000		786,110	(e)(f)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	5,130,000		4,629,825	(b)(e)(f)
EQM Midstream Partners LP, Senior Notes	4.500%	1/15/29	2,420,000		2,171,212	(a)
EQM Midstream Partners LP, Senior Notes	7.500%	6/1/30	950,000		979,051	(a)
EQT Corp., Senior Notes	3.900%	10/1/27	1,750,000		1,705,786	(b)
Howard Midstream Energy Partners LLC, Senior Notes	6.750%	1/15/27	2,000,000		1,734,470	(a)
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	1,950,000		2,374,081	(b)
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	1,900,000		2,127,515	(a)(b)
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	1,000,000		1,050,645	(b)
Occidental Petroleum Corp., Senior Notes	2.900%	8/15/24	1,640,000		1,627,700	(b)
Occidental Petroleum Corp., Senior Notes	5.875%	9/1/25	1,190,000		1,214,050	(b)

See Notes to Schedule of Investments.

4	Western Asset High Income Fund II Inc. 2022 Quarterly Report

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - continued
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	980,000	$1,008,209
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	1,330,000	1,363,951	(b)
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	7,580,000	7,639,010	(d)
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	6,620,000	6,546,551	(b)
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	1,000,000	802,755	(a)
Petroleos del Peru SA, Senior Notes	5.625%	6/19/47	2,000,000	1,412,430	(a)
Petroleos Mexicanos, Senior Notes	6.500%	6/2/41	1,000,000	681,153
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	2,970,000	1,889,499
Range Resources Corp., Senior Notes	4.875%	5/15/25	1,009,000	1,008,036
Range Resources Corp., Senior Notes	8.250%	1/15/29	710,000	761,099	(b)
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	1,430,000	1,213,999	(a)(b)
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Secured Notes	8.500%	10/15/26	910,000	870,597	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	1,150,000	1,183,034	(b)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	270,000	279,080	(b)
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	1,560,000	1,267,609	(a)
Western Midstream Operating LP, Senior Notes	4.300%	2/1/30	2,690,000	2,521,700	(b)
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	1,540,000	1,352,507	(b)
Western Midstream Operating LP, Senior Notes	5.500%	2/1/50	10,952,000	9,821,206	(b)
Williams Cos. Inc., Senior Notes	3.700%	1/15/23	1,040,000	1,039,013	(b)
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	1,280,000	1,293,608	(b)
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	780,000	920,445	(b)
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	3,900,000	4,026,132	(b)
YPF SA, Senior Notes	8.500%	7/28/25	3,270,000	2,092,800	(a)
YPF SA, Senior Notes	6.950%	7/21/27	570,000	318,780	(a)

Total Oil, Gas & Consumable Fuels				85,560,411

TOTAL ENERGY				86,730,354

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2022 Quarterly Report	5

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FINANCIALS - 19.2%
Banks - 11.3%
Banco Mercantil del Norte SA, Junior Subordinated Notes (6.625% to 1/24/32 then 10 year Treasury Constant Maturity Rate + 5.034%)	6.625%	1/24/32	3,460,000	$2,807,790	(a)(e)(f)
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.625% to 1/10/28 then 10 year Treasury Constant Maturity Rate + 5.353%)	7.625%	1/10/28	5,030,000	4,735,695	(a)(e)(f)
Bank of America Corp., Junior Subordinated Notes (6.500% to 10/23/24 then 3 mo. USD LIBOR + 4.174%)	6.500%	10/23/24	1,190,000	1,223,203	(e)(f)
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	4,930,000	5,090,225	(b)(e)(f)
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/17/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	1,870,000	1,621,982	(a)(f)
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year ICE Swap Rate + 5.150%)	7.375%	8/19/25	1,820,000	1,893,654	(a)(b)(e)(f)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	1,580,000	1,532,488	(b)(e)(f)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	2,510,000	2,678,371	(a)(b)(e)(f)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	1,610,000	1,578,283	(b)(e)(f)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	2,180,000	2,112,296	(a)(b)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	4,250,000	4,115,719	(a)(b)
Intesa Sanpaolo SpA, Subordinated Notes (4.198% to 6/1/31 then 1 year Treasury Constant Maturity Rate + 2.600%)	4.198%	6/1/32	2,250,000	1,721,439	(a)(f)
Lloyds Banking Group PLC, Junior Subordinated Notes (6.750% to 6/27/26 then 5 year Treasury Constant Maturity Rate + 4.815%)	6.750%	6/27/26	3,820,000	3,756,816	(e)(f)

See Notes to Schedule of Investments.

6	Western Asset High Income Fund II Inc. 2022 Quarterly Report

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - continued
TC Ziraat Bankasi AS, Senior Notes	5.125%	9/29/23	2,530,000	$2,420,380	(a)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	2,840,000	2,635,227	(a)(b)(f)

Total Banks				39,923,568

Capital Markets - 4.4%
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then USD 5 year ICE Swap Rate + 4.332%)	7.250%	9/12/25	8,850,000	7,842,428	(a)(b)(e)(f)
Credit Suisse Group AG, Junior Subordinated Notes (9.750% to 12/23/27 then 5 year Treasury Constant Maturity Rate + 6.383%)	9.750%	6/23/27	2,130,000	2,267,385	(a)(b)(e)(f)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	5,170,000	5,276,657	(a)(b)(e)(f)

Total Capital Markets				15,386,470

Consumer Finance - 0.9%
Navient Corp., Senior Notes	5.875%	10/25/24	1,170,000	1,148,286	(b)
Navient Corp., Senior Notes	6.750%	6/15/26	1,990,000	1,898,151	(b)

Total Consumer Finance				3,046,437

Diversified Financial Services - 2.3%
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	6,580,686	5,085,225	(a)(g)
Huarong Finance 2017 Co. Ltd., Senior Notes (3 mo. USD LIBOR + 1.325%)	3.618%	7/3/23	880,000	842,600	(c)(f)
Huarong Finance 2019 Co. Ltd., Senior Notes	2.500%	2/24/23	1,220,000	1,172,725	(c)
Huarong Finance 2019 Co. Ltd., Senior Notes	2.125%	9/30/23	690,000	639,975	(c)
Huarong Finance II Co. Ltd., Senior Notes	4.875%	11/22/26	450,000	390,938	(c)

Total Diversified Financial Services				8,131,463

Insurance - 0.3%
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	1,100,000	1,213,948	(a)(b)

TOTAL FINANCIALS				67,701,886

HEALTH CARE - 9.6%
Health Care Providers & Services - 3.2%
CHS/Community Health Systems Inc., Senior Secured Notes	8.000%	3/15/26	650,000	623,123	(a)

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2022 Quarterly Report	7

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Health Care Providers & Services - continued
CHS/Community Health Systems Inc., Senior Secured Notes	5.250%	5/15/30	1,460,000		$1,230,313	(a)
HCA Inc., Senior Notes	7.500%	11/15/95	2,205,000		2,414,475	(b)
Legacy LifePoint Health LLC, Senior Secured Notes	6.750%	4/15/25	1,140,000		1,117,524	(a)
Tenet Healthcare Corp., Secured Notes	6.250%	2/1/27	2,430,000		2,462,416	(a)(b)
Tenet Healthcare Corp., Senior Notes	6.125%	10/1/28	3,390,000		3,309,199	(a)

Total Health Care Providers & Services					11,157,050

Pharmaceuticals - 6.4%
Bausch Health Cos. Inc., Senior Notes	5.250%	1/30/30	5,390,000		2,786,199	(a)
Bausch Health Cos. Inc., Senior Secured Notes	5.750%	8/15/27	1,180,000		984,138	(a)
Cidron Aida Finco Sarl, Senior Secured Notes	5.000%	4/1/28	1,651,000	EUR	1,493,690	(a)
Cidron Aida Finco Sarl, Senior Secured Notes	6.250%	4/1/28	289,000	GBP	306,191	(a)
Par Pharmaceutical Inc., Senior Secured Notes	7.500%	4/1/27	1,050,000		848,967	(a)
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	8,318,000		8,256,447	(b)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.000%	4/15/24	1,160,000		1,171,594	(b)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	7,300,000		6,715,708

Total Pharmaceuticals					22,562,934

TOTAL HEALTH CARE					33,719,984

INDUSTRIALS - 12.6%
Aerospace & Defense - 0.9%
TransDigm Inc., Senior Secured Notes	8.000%	12/15/25	3,220,000		3,340,670	(a)(b)

Airlines - 8.1%
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.500%	4/20/26	540,000		531,830	(a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	4,540,000		4,353,156	(a)(b)
Delta Air Lines Inc., Senior Notes	3.800%	4/19/23	5,160,000		5,153,688	(b)
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	1,070,000		1,019,105	(b)
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	880,000		925,187	(b)
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	7,670,000		8,019,708	(a)(b)

See Notes to Schedule of Investments.

8	Western Asset High Income Fund II Inc. 2022 Quarterly Report

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Airlines - continued
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	3,190,000	$3,226,829	(a)(b)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	4,037,998	4,224,816	(a)(b)
United Airlines Holdings Inc., Senior Notes	5.000%	2/1/24	980,000	963,382	(b)

Total Airlines				28,417,701

Building Products - 0.7%
Standard Industries Inc., Senior Notes	5.000%	2/15/27	2,580,000	2,478,361	(a)(b)

Commercial Services & Supplies - 1.6%
CoreCivic Inc., Senior Notes	8.250%	4/15/26	4,100,000	4,077,940	(b)
CoreCivic Inc., Senior Notes	4.750%	10/15/27	1,820,000	1,525,881	(b)

Total Commercial Services & Supplies				5,603,821

Machinery - 0.3%
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	1,190,000	1,138,405	(b)

Trading Companies & Distributors - 1.0%
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	3,520,000	3,061,414	(a)
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	302,000	307,376

Total Trading Companies & Distributors				3,368,790

TOTAL INDUSTRIALS				44,347,748

INFORMATION TECHNOLOGY - 1.8%
Communications Equipment - 1.0%
CommScope Inc., Senior Notes	7.125%	7/1/28	4,010,000	3,328,300	(a)(b)
CommScope Technologies LLC, Senior Notes	6.000%	6/15/25	68,000	62,977	(a)(b)

Total Communications Equipment				3,391,277

Technology Hardware, Storage & Peripherals - 0.8%
Seagate HDD Cayman, Senior Notes	4.750%	6/1/23	1,700,000	1,700,000	(b)
Seagate HDD Cayman, Senior Notes	4.750%	1/1/25	850,000	844,667	(b)
Seagate HDD Cayman, Senior Notes	4.875%	6/1/27	495,000	492,599

Total Technology Hardware, Storage & Peripherals				3,037,266

TOTAL INFORMATION TECHNOLOGY				6,428,543

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2022 Quarterly Report	9

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
MATERIALS - 6.5%
Chemicals - 0.8%
Braskem America Finance Co., Senior Notes	7.125%	7/22/41	700,000		$694,955	(b)(c)
INEOS Quattro Finance 1 PLC, Senior Notes	3.750%	7/15/26	1,500,000	EUR	1,319,397	(c)
Orbia Advance Corp. SAB de CV, Senior Notes	5.875%	9/17/44	1,000,000		909,930	(a)(b)

Total Chemicals					2,924,282

Containers & Packaging - 2.5%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	2,790,000		2,118,531	(a)(g)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	2,680,000		2,046,671	(a)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	2,610,000		1,993,213	(a)
Pactiv LLC, Senior Notes	8.375%	4/15/27	1,820,000		1,587,022
Trivium Packaging Finance BV, Senior Notes	8.500%	8/15/27	1,230,000		1,177,904	(a)

Total Containers & Packaging					8,923,341

Metals & Mining - 3.2%
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	3,200,000		3,302,321	(b)
Freeport-McMoRan Inc., Senior Notes	3.875%	3/15/23	910,000		907,830	(b)
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	3,870,000		3,632,769	(b)
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	2,960,000		3,202,306

Total Metals & Mining					11,045,226

TOTAL MATERIALS					22,892,849

REAL ESTATE - 1.6%
Equity Real Estate Investment Trusts (REITs) - 1.3%
Diversified Healthcare Trust, Senior Notes	9.750%	6/15/25	430,000		429,256	(b)
Service Properties Trust, Senior Notes	5.500%	12/15/27	2,380,000		2,070,329	(b)
Service Properties Trust, Senior Notes	4.950%	10/1/29	1,630,000		1,216,657	(b)
Service Properties Trust, Senior Notes	4.375%	2/15/30	1,310,000		962,004

Total Equity Real Estate Investment Trusts (REITs)					4,678,246

Real Estate Management & Development - 0.3%
China Aoyuan Group Ltd., Senior Secured Notes	7.950%	2/19/23	630,000		43,532	*(c)(h)
China Aoyuan Group Ltd., Senior Secured Notes	7.950%	6/21/24	1,000,000		71,348	*(c)(h)
Country Garden Holdings Co. Ltd., Senior Secured Notes	8.000%	1/27/24	1,450,000		692,375	(c)
Times China Holdings Ltd., Senior Secured Notes	6.750%	7/8/25	870,000		99,578	(c)
Yuzhou Group Holdings Co. Ltd., Senior Secured Notes	6.000%	10/25/23	500,000		37,606	*(c)(h)

See Notes to Schedule of Investments.

10	Western Asset High Income Fund II Inc. 2022 Quarterly Report

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Real Estate Management & Development - continued
Yuzhou Group Holdings Co. Ltd., Senior Secured Notes	8.500%	2/26/24	500,000	$36,250	*(c)(h)
Yuzhou Group Holdings Co. Ltd., Senior Secured Notes	8.375%	10/30/24	1,100,000	77,000	*(c)(h)

Total Real Estate Management & Development				1,057,689

TOTAL REAL ESTATE				5,735,935

UTILITIES - 1.7%
Electric Utilities - 0.1%
Pampa Energia SA, Senior Notes	7.500%	1/24/27	450,000	367,029	(a)

Gas Utilities - 1.0%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.875%	3/1/27	3,500,000	3,366,597	(b)

Independent Power and Renewable Electricity Producers - 0.6%
Minejesa Capital BV, Senior Secured Notes	4.625%	8/10/30	2,380,000	2,188,101	(a)(d)

TOTAL UTILITIES				5,921,727

TOTAL CORPORATE BONDS & NOTES (Cost - $444,197,431)				456,723,695

SOVEREIGN BONDS - 8.4%
Angola - 0.5%
Angolan Government International Bond, Senior Notes	8.000%	11/26/29	2,200,000	1,771,125	(a)

Argentina - 1.1%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	558,141	131,631
Provincia de Buenos Aires, Senior Notes, Step bond (3.900% to 9/1/22 then 5.250%)	3.900%	9/1/37	3,601,974	1,129,169	(a)
Provincia de Cordoba, Senior Notes	6.875%	12/10/25	790,000	556,950	(c)
Provincia de Cordoba, Senior Notes	6.875%	12/10/25	300,000	211,500	(a)
Provincia de Cordoba, Senior Notes	6.990%	6/1/27	3,070,000	1,761,413	(a)

Total Argentina				3,790,663

Bahamas - 0.6%
Bahamas Government International Bond, Senior Notes	9.000%	6/16/29	1,390,000	1,068,910	(a)
Bahamas Government International Bond, Senior Notes	6.950%	11/20/29	670,000	446,295	(a)
Bahamas Government International Bond, Senior Notes	8.950%	10/15/32	1,030,000	650,231	(a)

Total Bahamas				2,165,436

Costa Rica - 0.1%
Costa Rica Government International Bond, Senior Notes	7.158%	3/12/45	460,000	411,586	(a)

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2022 Quarterly Report	11

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Dominican Republic - 0.8%
Dominican Republic International Bond, Senior Notes	4.875%	9/23/32	1,280,000		$1,079,664	(a)
Dominican Republic International Bond, Senior Notes	6.000%	2/22/33	2,050,000		1,866,299	(a)

Total Dominican Republic					2,945,963

Ecuador - 0.6%
Ecuador Government International Bond, Senior Notes, Step bond (2.500% to 7/31/23 then 3.500%)	2.500%	7/31/35	4,440,000		2,018,400	(a)

Egypt - 0.4%
Egypt Government International Bond, Senior Notes	7.300%	9/30/33	2,230,000		1,399,880	(a)

Ghana - 0.1%
Ghana Government International Bond, Senior Notes	8.125%	3/26/32	1,080,000		491,303	(a)

Ivory Coast - 0.1%
Ivory Coast Government International Bond, Senior Notes	5.750%	12/31/32	313,473		277,702	(a)

Jordan - 0.7%
Jordan Government International Bond, Senior Notes	7.750%	1/15/28	1,000,000		976,875	(a)
Jordan Government International Bond, Senior Notes	5.850%	7/7/30	1,540,000		1,309,077	(a)

Total Jordan					2,285,952

Mexico - 2.0%
Mexican Bonos, Bonds	5.750%	3/5/26	156,870,000	MXN	6,973,984

Nigeria - 0.2%
Nigeria Government International Bond, Senior Notes	7.875%	2/16/32	1,130,000		810,037	(c)

Oman - 0.2%
Oman Government International Bond, Senior Notes	5.625%	1/17/28	800,000		799,321	(a)

Russia - 0.5%
Russian Federal Bond - OFZ	7.050%	1/19/28	239,980,000	RUB	904,133	*(h)
Russian Federal Bond - OFZ	6.900%	5/23/29	176,840,000	RUB	666,251	*(h)

Total Russia					1,570,384

Turkey - 0.5%
Turkey Government International Bond, Senior Notes	5.125%	2/17/28	2,400,000		1,870,954

See Notes to Schedule of Investments.

12	Western Asset High Income Fund II Inc. 2022 Quarterly Report

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Ukraine - 0.0%††
Ukraine Government International Bond, Senior Notes	7.375%	9/25/32	800,000	$159,331	(a)

TOTAL SOVEREIGN BONDS (Cost - $35,415,330)				29,742,021

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 7.1%
U.S. Government Obligations - 7.1%
U.S. Treasury Notes	1.625%	5/31/23	1,000,000	989,023	(d)
U.S. Treasury Notes	2.750%	8/31/23	5,250,000	5,238,926	(d)
U.S. Treasury Notes	0.750%	12/31/23	1,000,000	969,688
U.S. Treasury Notes	2.125%	3/31/24	3,000,000	2,959,805	(d)
U.S. Treasury Notes	2.000%	2/15/25	2,500,000	2,448,340
U.S. Treasury Notes	0.250%	5/31/25	3,000,000	2,789,590
U.S. Treasury Notes	2.250%	11/15/25	4,000,000	3,930,312	(d)
U.S. Treasury Notes	1.875%	2/28/27	5,900,000	5,689,467	(d)

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $24,944,198)				25,015,151

CONVERTIBLE BONDS & NOTES - 2.3%
COMMUNICATION SERVICES - 1.7%
Media - 1.7%
DISH Network Corp., Senior Notes	2.375%	3/15/24	747,000	667,631
DISH Network Corp., Senior Notes	3.375%	8/15/26	7,743,000	5,528,847

TOTAL COMMUNICATION SERVICES				6,196,478

INDUSTRIALS - 0.6%
Airlines - 0.6%
Spirit Airlines Inc., Senior Notes	1.000%	5/15/26	2,230,000	2,017,035	(b)

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $9,091,104)				8,213,513

		EXPIRATION DATE	WARRANTS
WARRANTS - 0.0%††
FINANCIALS - 0.0%††
Capital Markets - 0.0%††
EG Acquisition Corp., Class A Shares (Cost - $23,550)		5/28/28	24,596	3,935	*

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2022 Quarterly Report	13

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 0.0%††
ENERGY - 0.0%††
Energy Equipment & Services - 0.0%††
KCAD Holdings I Ltd. (Cost - $4,365,221)	533,873,172	$0	*(i)(j)(k)

TOTAL INVESTMENTS - 147.4% (Cost - $518,036,834)		519,698,315
Liabilities in Excess of Other Assets - (47.4)%		(167,237,764)

TOTAL NET ASSETS - 100.0%		$352,460,551

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(d)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

(e)	Security has no maturity date. The date shown represents the next call date.

(f)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(g)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(h)	The coupon payment on this security is currently in default as of July 31, 2022.

(i)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(j)	Security is valued using significant unobservable inputs (Note 1).

(k)	Value is less than $1.

Abbreviation(s) used in this schedule:

EUR	— Euro
GBP	— British Pound
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
PIK	— Payment-In-Kind
RUB	— Russian Ruble
USD	— United States Dollar

See Notes to Schedule of Investments.

14	Western Asset High Income Fund II Inc. 2022 Quarterly Report

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2022

At July 31, 2022, the Fund had the following open reverse repurchase agreements:

Counterparty	Rate	Effective Date	Maturity Date		Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value**
Deutsche Bank AG	1.430%	5/24/2022	8/24/2022		$17,629,132	U.S. Government & Agency Obligations	$17,695,750
Goldman Sachs Group Inc.	2.650%	7/29/2022	TBD	***	6,834,306	Corporate Bonds & Notes Cash	7,856,935 191,994
Goldman Sachs Group Inc.	2.850%	7/29/2022	TBD	***	1,800,561	Corporate Bonds & Notes Cash	2,240,386 50,583
Goldman Sachs Group Inc.	3.000%	7/29/2022	TBD	***	3,649,419	Corporate Bonds & Notes Cash	4,341,656 102,522

					$29,913,418		$32,479,826

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.

**	Including accrued interest.

***

TBD — To Be Determined; These reverse repurchase agreements have no maturity dates because they are renewed daily and can be terminated by either the Fund or the counterparty in accordance with the terms of the agreements. The rates for these agreements are variable. The rate disclosed is the rate as of July 31, 2022.

At July 31, 2022, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	659,076	USD	668,125	BNP Paribas SA	10/18/22	$9,370
USD	912,618	EUR	900,000	BNP Paribas SA	10/18/22	(12,533)
USD	1,336,544	EUR	1,300,000	BNP Paribas SA	10/18/22	215
CAD	2,453	USD	1,895	Citibank N.A.	10/18/22	20
CAD	10,000	USD	7,702	Citibank N.A.	10/18/22	104
USD	4,611,731	GBP	3,825,639	Goldman Sachs Group Inc.	10/18/22	(56,065)

Total						$(58,889)

Abbreviation(s) used in this table:

CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2022 Quarterly Report	15

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset High Income Fund II Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks to maximize current income by investing at least 80% of its net assets, plus any borrowings for investment purposes, in high-yield debt securities. As a secondary objective, the Fund seeks capital appreciation to the extent consistent with its objective of seeking to maximize current income.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

16

Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

17

Notes to Schedule of Investments (unaudited) (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$456,723,695	—		$456,723,695
Sovereign Bonds	—	29,742,021	—		29,742,021
U.S. Government & Agency
Obligations	—	25,015,151	—		25,015,151
Convertible Bonds & Notes	—	8,213,513	—		8,213,513
Warrants	$3,935	—	—		3,935
Common Stocks	—	—	$0	*	0	*

Total Investments	$3,935	$519,694,380	$0	*	$519,698,315

Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$9,709	—		$9,709

Total	$3,935	$519,704,089	$0	*	$519,708,024

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$68,598	—		$68,598

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

18

Notes to Schedule of Investments (unaudited) (cont’d)

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended July 31, 2022. The following transactions were effected in such company for the period ended July 31, 2022.

	Affiliate Value at April 30, 2022	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2022
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$7,012,556	$45,053,929	45,053,929	$52,066,485	52,066,485	—	$4,302	—	—

19